CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Jun. 17, 2022	Jun. 17, 2022	Jun. 15, 2022	Apr. 01, 2022	Dec. 31, 2021	Aug. 06, 2021	Jul. 31, 2022	Oct. 31, 2021	Apr. 30, 2023	Apr. 30, 2022	Jan. 06, 2023	Oct. 31, 2022
Short-Term Debt [Line Items]
Debt conversion	109,737	109,737	109,737
Debt conversion shares issued		13,200,000
Interest payable	$ 846,301	$ 846,301
Unamortizated discount												$ 122,222
Warrants issued to purchase of common stock, shares						18.334
Gross proceeds from issuance of senior convertible notes										$ 11,000,000
Convertible notes maturity date				Jul. 01, 2022
Warrants									2,344,529	33,752,623
Derivative liabilities									1,862,450
Debt issuance cost								$ 800,251
Stock issued during period value conversion of units							$ 14,046,300	14,689,369
Loss on issuance of convertible notes								$ 3,689,369
Convertible note description					On December 31, 2021, the Company entered into an Omnibus Amendment Agreement (the “Omnibus Agreement”) with certain Purchasers who are collectively holders of 67% or more of the Securities outstanding related to the August 6, 2021 Convertible Notes, amending each of (i) the Purchase Agreement and (ii) the Registration Rights Agreement. Simultaneously with the execution of the Omnibus Agreement, the Company issued to each Purchaser a Replacement Note (as defined below) in replacement of the Convertible Note held prior to December 31, 2021 by such Purchaser (each, an “Existing Note”).
Convertiable notes	13,200,000	13,200,000							$ 0	$ 13,200,000	$ 2,092,700
Debt Instrument, Increase, Accrued Interest		846,301
Convertible Notes [Member]
Short-Term Debt [Line Items]
Unamortizated discount	$ 122,222	$ 122,222
Monte Carlo Simulation [Member]
Short-Term Debt [Line Items]
Warrants term									5 years
Warrants									$ 12,026,668
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt interest rate						8.00%
Senior convertible notes						$ 11,000,000
Warrants issued to purchase of common stock, shares						733,333
Gross proceeds from issuance of senior convertible notes						$ 11,000,000
Convertible notes maturity date						Aug. 06, 2022
Conversion price						$ 3.00
Warrants term						5 years
Warrants rights date from which warrants exercisable						Aug. 06, 2021
Warrants exercise price						$ 3.00
Omnibus Agreement [Member]
Short-Term Debt [Line Items]
Debt interest rate										20.00%
Loss on issuance of convertible notes										$ 2,200,000